Inventories and Contracts in Progress (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Raw materials	$ 1,983	$ 1,861
Work-in-process	4,600	4,151
Finished goods	3,360	3,205
Contracts in progress	7,929	7,354
Inventories before payments and billings	17,872	16,571
Progress Payments Netted Against Inventory For Long Term US Government Contracts Or Programs	(279)	(274)
Billings on contracts in progress	(7,263)	(6,760)
Inventories and contracts in progress, net	10,330	9,537
Inventory Valuation Reserves	1,025	866
Capitalized research and development costs included in inventory	$ 899	$ 823
Percentage Of Inventory For Long Term Contracts Or Programs	69.00%	66.00%